FRED ALGER   |      Administrative Office:             Executive Office:
& COMPANY,   |      30 Montgomery Street               1 World Trade Center
INCORPORATED |      Jersey City, New Jersey 07302      Suite 9333
                    (201) 547-3600                     New York, New York 10048
                    Fax (201) 434-1459                 (212) 806-8800
                                                       Fax (212)269-0420

                               Member New York Stock Exchange



                                               June 30, 2000

VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth St., N.W.
Washington, DC 20549

RE:  THE ALGER AMERICAN FUND (THE "FUND")
     FILE NO. 33-21722
     FILE NO. 811-5550

Dear Sir or Madam:

     On behalf of the above-referenced Fund, we hereby transmit for filing pursuant to Rule 497(e) of the Securities Act of 1933, supplements to the Prospectuses for the above referenced Fund. The Prospectuses vary only with regard to how many portfolios of the Fund they describe. These supplements indicate biographical information for one of the Fund's Portfolio Managers.

     If you require additional information, please do not hesitate to call me at
(800) 223-3810.

                                              Very truly yours,


                                              /s/ ERIC SANDERS
                                              ----------------
                                              Eric Sanders
                                              Associate Counsel


Enclosure

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 30, 2000 TO THE PROSPECTUS DATED MAY 1, 2000
                         AS SUPPLEMENTED JUNE 21, 2000

The paragraph on page 7 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Seilai Khoo, Ron Tartaro, Bonnie Smithwick and Steven Thumm are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Leveraged AllCap Portfolio since 1995, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth, Income & Growth and Balanced Portfolios since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996. Steven Thumm, as co-manager of the Balanced Portfolio since 1995, has been employed by the Manager as a fixed income analyst since 1991.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 30, 2000 TO THE PROSPECTUS DATED MAY 1, 2000
                         AS SUPPLEMENTED JUNE 22, 2000

The paragraph on page 6 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Seilai Khoo, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co- manager of the Leveraged AllCap Portfolio since 1995, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth and Income & Growth Portfolios since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 30, 2000 TO THE PROSPECTUS DATED MAY 1, 2000
                          AS SUPPLEMENTED JUNE 21, 2000

The paragraph on page 7 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Seilai Khoo, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Leveraged AllCap Portfolio since 1995, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 30, 2000 TO THE PROSPECTUS DATED MAY 1, 2000
                          AS SUPPLEMENTED JUNE 21, 2000

The paragraph on page 7 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth and Income & Growth Portfolios since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 30, 2000 TO THE PROSPECTUS DATED MAY 1, 2000
                          AS SUPPLEMENTED JUNE 21, 2000

The paragraph on page 6 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a portfolio manager since June 2000, prior to which she was a Senior Vice
President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 30, 2000 TO THE PROSPECTUS DATED MAY 1, 2000
                          AS SUPPLEMENTED JUNE 21, 2000

The paragraph on page 6 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, a co-manager of the Growth and Income & Growth Portfolios since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a portfolio manager since June 2000, prior to which she was a Senior Vice
President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 30, 2000 TO THE PROSPECTUS DATED MAY 1, 2000
                          AS SUPPLEMENTED JUNE 22, 2000

The paragraph on page 4 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Smithwick, a co-manager of the portfolio since June 2000, has been employed by the Manager as a portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.